Other assets (Details) - COP ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Current
Partners in joint operations	[1]	$ 534,145	$ 921,983
Advanced payments to contractors and suppliers		503,698	360,781
Prepaid expenses		369,979	272,007
Trust funds	[2]	218,158	144,798
Related parties		7,093	57,016
Other assets		30,963	22,393
Total current		1,664,036	1,778,978
Non-current
Abandonment and pension funds	[3]	405,376	445,457
Trust funds	[4]	338,067	171,008
Employee benefits		221,658	220,998
Advanced payments and deposits		54,392	56,027
Judicial deposits and attachments		42,672	40,317
Other assets		27,949	8,674
Total non-current		$ 1,090,114	$ 942,481

[1]	Corresponds to the net amount of cash calls and cutbacks generated in relation to the operations carried out with partners through Exploration and Production (E&P) contracts, Technical Evaluations (TEA) contracts and agreements entered in to with the National Hydrocarbons Agency (ANH), as well as through association contracts and other types of contracts.
[2]	It mainly includes the deposits related to Guajira Association's abandonment fund.
[3]	Mainly corresponds to Ecopetrol’s share in trusts established to support costs of abandonment of wells and dismantling of facilities, as well as the payment of future retirement pensions in some association contracts.
[4]	Mainly includes the resources invested in fiduciary commissions destined to "works for taxes", mechanism of payment of the income tax of 2019 and 2020, constituted in compliance with article 238 of Law 1819 of 2016 - Tax reform.